Income Tax as Restated - Summary of Reconciliation of Tax Expense Applicable to Loss Before Tax at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Loss before tax	$ (407,196)	$ (308,285)	$ (127,319)
At the statutory blended income tax rate of 28.1% (2020 and 2019: 28.1%)	(114,463)	(86,659)	(35,789)
Effect of tax rate differences in other countries and regions	15,027	35,062	5,528
Research and development credit	(954)	(15,643)	(3,324)
Effect of non-deductible expenses	2,298	383	1,532
Tax losses and deductible temporary differences not recognized	102,481	26,040	5,212
Option income tax benefit	(9,532)	(442)
Others	1,529	(653)	1,112
Tax credit at the Group’s effective rate	$ (3,614)	$ (41,912)	$ (25,729)
At the statutory blended income tax rate	28.10%	28.10%	28.10%
Effect of tax rate differences in other countries and regions	(3.70%)	(11.40%)	(4.30%)
Research and development credit, effective tax rate	0.20%	5.10%	2.60%
Effect of non-deductible expenses, effective tax rate	(0.60%)	(0.10%)	(1.20%)
Tax losses and deductible temporary differences not recognized, effective tax rate	(25.20%)	(8.40%)	(4.10%)
Option income tax benefit, effective tax rate	2.30%	0.10%
Others, effective tax rate	(0.40%)	0.20%	(0.90%)
Tax credit at the Group’s effective rate	0.90%	13.60%	20.20%